UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund

Institutional Class Shares

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Loomis Sayles Full Discretion Institutional Securitized Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://info.loomissayles.com/full-discretion-funds. You can also request this information by contacting us at 1-800-343-2029.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	$10	0.20%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$410,356,043	238	$-	23%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Other Investment	0.0%
Corporate Obligations	1.4%
Residential Mortgaged-Backed Obligations	9.9%
Short-Term Investment	10.7%
Commercial Mortgage-Backed Obligations	14.6%
Asset-Backed Securities	64.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
KDAC Aviation Finance, Ser 2017-1A, Cl C	7.385%	12/15/42	2.9%
FHLMC POOL, Ser 2023-2326	4.450%	12/01/32	1.7%
AIM Aviation Finance, Ser 2015-1A, Cl B1	5.072%	02/15/40	1.5%
NY Commercial Mortgage Trust, Ser 2025-299P, Cl A	5.853%	02/10/47	1.5%
Harbour Aircraft Investments, Ser 2017-1, Cl C	10.000%	11/15/37	1.5%
Harbour Aircraft Investments, Ser 2017-1, Cl A	6.000%	11/15/37	1.4%
GS Mortgage Securities Trust, Ser 2014-GC22, Cl B	4.391%	06/10/47	1.4%
Fortiva Retail Credit Master Note Business Trust, Ser 2024-ONE, Cl C	12.560%	11/15/29	1.3%
Citibank Credit Card Issuance Trust, Ser 2007-A3, Cl A3	6.150%	06/15/39	1.3%
Stream Innovations Issuer Trust, Ser 2024-1A, Cl C	11.400%	07/15/44	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-343-2029

  https://info.loomissayles.com/full-discretion-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-343-2029 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents

Loomis Sayles Full Discretion Institutional Securitized Fund

Financial Statements (Form N-CSRS Item 7)
Portfolio of Investments	1
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Other Information (Form N-CSRS Items 8-11)	34

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.6%
	37 Capital CLO 1, Series 2021-1A, Class E
$1,000,000	11.718%, TSFR3M + 7.462%, 10/15/34 (A)(B)	$940,601
	720 East CLO VI, Series 2024-3A, Class E
3,720,000	9.770%, TSFR3M + 5.500%, 01/20/38 (A)(B)	3,693,990
	AASET, Series 2018-2A, Class A
151,146	4.454%, 11/18/38 (B)	148,961
	AASET, Series 2018-2A, Class C
1,607,005	6.892%, 11/18/38 (B)	1,290,474
	AASET, Series 2024-1A, Class A2
404,352	6.261%, 05/16/49 (B)	411,468
	AASET Trust, Series 2019-2C, Class C
2,521,711	6.413%, 10/16/39 (B)	998,291
	AASET Trust, Series 2020-1A
17,029,000	0.000%, 01/16/40 (C)	1,183,516
	AASET Trust, Series 2020-1A, Class B
3,114,040	4.335%, 01/16/40 (B)	2,789,220
	AASET Trust, Series 2020-1A, Class C
7,922,522	6.413%, 01/16/40 (B)	4,497,259
	Accelerated Assets, Series 2018-1, Class B
162,857	4.510%, 12/02/33 (B)	160,448
	Affirm Asset Securitization Trust, Series 2023-X1, Class D
1,000,000	9.550%, 11/15/28 (B)	1,001,813
	AIM Aviation Finance, Series 2015-1A, Class B1
8,883,378	5.072%, 02/15/40 (B)(D)	6,245,947
	AIMCO CLO, Series 2025-AA, Class D1R2
3,920,000	6.670%, TSFR3M + 2.400%, 01/20/38 (A)(B)	3,861,153
	APL Finance DAC, Series 2023-1A, Class A
724,108	7.000%, 07/21/31 (B)	729,544
	Auxilior Term Funding, Series 2023-1A, Class E
2,750,000	10.970%, 12/15/32 (B)	2,879,350
	Aventura Mall Trust, Series 2018-AVM, Class A
3,760,000	4.249%, 07/05/40 (A)(B)	3,689,172
	Avis Budget Rental Car Funding AESOP, Series 2025-2A, Class D
640,000	7.260%, 10/20/27 (B)	638,733
	Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class D
670,000	7.320%, 02/20/28 (B)	669,707
	Avis Budget Rental Car Funding AESOP, Series 2025-1A, Class D
815,000	7.590%, 04/20/29 (B)	814,734
	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	1,983,191
	BHG Securitization Trust, Series 2023-B, Class E
2,500,000	12.400%, 12/17/36 (B)	2,656,605
	BHG Securitization Trust, Series 2024-1CON, Class E
2,500,000	10.450%, 04/17/35 (B)	2,567,812

The accompanying notes are an intergral part of the financial statements.

| 1

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.6% (continued)
	Biz2Credit Asset Securitization, Series 2024-1A, Class B
$1,520,000	9.437%, 05/15/31 (B)	$1,531,069
	BPR Trust, Series 2021-NRD, Class E
2,030,000	9.943%, TSFR1M + 5.621%, 12/15/38 (A)(B)	1,908,491
	Bridge Street CLO V, Series 2025-1A, Class C1
2,235,000	6.209%, TSFR3M + 1.950%, 04/20/38 (A)(B)	2,213,135
	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
750,000	5.591%, 11/13/46 (A)(B)	745,113
	CAL Funding IV, Series 2020-1A, Class B
627,227	3.500%, 09/25/45 (B)	592,977
	CarVal CLO IV, Series 2021-1A, Class A1A
1,850,000	5.711%, TSFR3M + 1.442%, 07/20/34 (A)(B)	1,849,040
	Carvana Auto Receivables Trust, Series 2022-P1, Class A3
542,426	3.350%, 02/10/27	541,289
	Carvana Auto Receivables Trust, Series 2024-N3, Class D
785,000	5.380%, 12/10/30 (B)	782,196
	Carvana Auto Receivables Trust, Series 2024-N3, Class E
1,250,000	7.660%, 04/12/32 (B)	1,235,700
	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B
592,540	5.300%, 06/15/43 (B)	542,098
	CIG Auto Receivables Trust, Series 2021-1A, Class D
1,129,770	2.110%, 04/12/27 (B)	1,126,619
	CIG Auto Receivables Trust, Series 2021-1A, Class E
2,550,000	4.450%, 05/12/28 (B)	2,546,733
	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
4,670,000	6.150%, 06/15/39	5,135,563
	CLI Funding VI, Series 2020-3A, Class B
532,000	3.300%, 10/18/45 (B)	497,146
	Clsec Holdings 22T, Series 2021-1, Class C
3,631,160	6.171%, 05/11/37 (B)	3,401,896
	College Ave Student Loans, Series 2023-A, Class E
1,000,000	8.490%, 05/25/55 (B)	1,028,979
	COMM Mortgage Trust, Series 2024-CBM, Class A2
1,065,000	5.867%, 12/10/41 (A)(B)	1,086,246
	Compass Datacenters Issuer II, Series 2024-2A, Class A1
940,000	5.022%, 08/25/49 (B)	941,851
	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.718%, 03/15/52 (A)(B)	569,167
	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.690%, 05/15/52 (A)(B)	1,182,179
	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C
495,000	7.710%, 07/15/33 (B)	510,709
	EverBright Solar Trust, Series 2024-A, Class A
973,502	6.430%, 06/22/54 (B)	947,390

The accompanying notes are an intergral part of the financial statements.

2 |

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.6% (continued)
	EWC Master Issuer, Series 2022-1A, Class A2
$1,556,000	5.500%, 03/15/52 (B)	$1,530,691
	Falcon Aerospace, Series 2017-1, Class A
97,688	4.581%, 02/15/42 (B)	96,321
	Falcon Aerospace, Series 2019-1, Class C
2,025,246	6.656%, 09/15/39 (B)	1,785,546
	Falcon Aerospace, Series 2019-1, Class E
5,000,000	0.000%, 09/15/39 (B)(C)	1,012,500
	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (B)	654,452
	First Investors Auto Owner Trust, Series 2022-2A, Class D
750,000	8.710%, 10/16/28 (B)	782,605
	FirstKey Homes Trust, Series 2020-SFR1, Class F1
3,619,000	3.638%, 08/17/37 (B)	3,582,300
	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (B)	2,408,936
	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 08/17/37 (B)	2,285,712
	Fora Financial Asset Securitization, Series 2024-1A, Class D
3,000,000	12.010%, 08/15/29 (B)	3,026,423
	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class C
5,270,000	12.560%, 11/15/29 (B)	5,356,043
	Foundation Finance Trust, Series 2024-2A, Class E
1,290,000	9.350%, 03/15/50 (B)	1,294,290
	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D
2,745,000	7.090%, 10/15/29 (B)	2,782,523
	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class E
1,000,000	10.980%, 07/15/30 (B)	1,065,531
	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class E
1,250,000	10.250%, 05/15/31 (B)	1,324,639
	Frontier Issuer, Series 2023-1, Class C
3,144,694	11.500%, 08/20/53 (B)	3,297,505
	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1
3,954,043	6.276%, 02/25/55 (B)(D)	3,953,197
	GS Mortgage Securities Trust, Series 2014-GC22, Class B
6,605,000	4.391%, 06/10/47 (A)	5,694,482
	Harbour Aircraft Investments, Series 2017-1, Class A
6,061,969	6.000%, 11/15/37	5,768,842
	Harbour Aircraft Investments, Series 2017-1, Class C
8,521,692	10.000%, 11/15/37	6,018,011
	Hardee's Funding, Series 2024-1A, Class A2
613,800	7.253%, 03/20/54 (B)	633,586
	Hilton Grand Vacations Trust, Series 2018-AA, Class C
46,803	4.000%, 02/25/32 (B)	46,736

The accompanying notes are an intergral part of the financial statements.

| 3

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.6% (continued)
	Hilton Grand Vacations Trust, Series 2022-2A, Class C
$298,670	5.570%, 01/25/37 (B)	$300,021
	Hilton Grand Vacations Trust, Series 2024-1B, Class D
261,047	8.850%, 09/15/39 (B)	266,074
	Horizon Aircraft Finance I, Series 2018-1, Class B
1,171,040	5.270%, 12/15/38 (B)	905,229
	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C
321,958	7.500%, SOFR30A + 3.150%, 05/20/32 (A)(B)	323,053
	Island Finance Trust, Series 2025-1A, Class C
500,000	10.000%, 03/19/35 (B)	502,284
	Kapitus Asset Securitization IV, Series 2024-1A, Class D
1,100,000	9.900%, 09/10/31 (B)	1,116,033
	Kapitus Asset Securitization IV, Series 2025-1A, Class 1D
1,500,000	9.900%, 09/10/31 (B)	1,521,863
	Kapitus Asset Securitization V, Series 2025-1A, Class D
2,500,000	10.920%, 04/10/32 (B)	2,501,198
	KDAC Aviation Finance, Series 2017-1A, Class C
14,579,175	7.385%, 12/15/42 (B)	11,925,283
	Kestrel Aircraft Funding, Series 2018-1A, Class A
1,007,311	4.250%, 12/15/38 (B)	987,164
	KKR CLO, Series 2018-23, Class F
840,000	12.381%, TSFR3M + 8.112%, 10/20/31 (A)(B)	779,350
	Labrador Aviation Finance, Series 2016-1A, Class A1
2,618,885	4.300%, 01/15/42 (B)	2,546,809
	Labrador Aviation Finance, Series 2016-1A, Class B1
1,915,360	5.682%, 01/15/42 (B)	1,719,111
	MAPS, Series 2018-1A, Class B
203,548	5.193%, 05/15/43 (B)	201,705
	Mariner Finance Issuance Trust, Series 2023-AA, Class E
1,940,000	11.120%, 10/22/35 (B)	2,017,274
	Mariner Finance Issuance Trust, Series 2024-AA, Class D
250,000	6.770%, 09/22/36 (B)	256,773
	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
1,430,000	6.560%, 07/20/29 (B)	1,447,373
	Mission Lane Credit Card Master Trust, Series 2023-B, Class A
1,155,000	7.690%, 11/15/28 (B)	1,157,952
	Mission Lane Credit Card Master Trust, Series 2024-B, Class A
1,620,000	5.880%, 01/15/30 (B)	1,629,781
	MVW, Series 2022-1A, Class A
1,012,040	4.150%, 11/21/39 (B)	1,003,605
	Neuberger Berman Loan Advisers CLO 59, Series 2025-59A, Class A1
3,810,000	5.587%, TSFR3M + 1.290%, 01/23/39 (A)(B)	3,789,849
	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class B2
1,195,000	3.873%, 01/25/64 (A)(B)	936,422

The accompanying notes are an intergral part of the financial statements.

4 |

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.6% (continued)
	NY Commercial Mortgage Trust, Series 2025-299P, Class A
$5,970,000	5.853%, 02/10/47 (A)(B)	$6,152,579
	NYMT Loan Trust Series, Series 2024-BPL3, Class M1
1,000,000	6.903%, 09/25/39 (A)(B)	993,404
	OCP CLO, Series 2024-17A, Class ER2
3,500,000	10.520%, TSFR3M + 6.250%, 07/20/37 (A)(B)	3,471,836
	Octane Receivables Trust, Series 2024-1A, Class E
1,872,000	7.820%, 08/20/31 (B)	1,855,974
	Octane Receivables Trust, Series 2024-2A, Class E
1,250,000	9.040%, 07/20/32 (B)	1,284,587
	OHA Credit Funding, Series 2025-2A, Class AR2
2,300,000	5.510%, TSFR3M + 1.240%, 01/21/38 (A)(B)	2,288,452
	OnDeck Asset Securitization Trust IV, Series 2024-2A, Class C
420,000	7.030%, 10/17/31 (B)	418,018
	OWN Equipment Fund I, Series 2024-2M, Class A
2,086,446	5.700%, 12/20/32 (B)	2,110,309
	Palmer Square CLO, Series 2021-1A, Class CR
1,000,000	7.630%, TSFR3M + 3.312%, 11/14/34 (A)(B)	989,199
	Palmer Square CLO, Series 2025-1A, Class AR
4,205,000	5.520%, TSFR3M + 1.250%, 01/20/38 (A)(B)	4,185,960
	Planet Fitness Master Issuer, Series 2022-1A, Class A2I
2,599,600	3.251%, 12/05/51 (B)	2,525,889
	Polen Capital CLO, Series 2025-1A, Class E
3,905,000	9.911%, TSFR3M + 5.650%, 04/20/38 (A)(B)	3,871,452
	Raptor Aircraft Finance I, Series 2019-1, Class A
2,092,608	4.213%, 08/23/44 (B)	1,863,253
	Redwood Funding Trust, Series 2023-1, Class A
713,208	7.500%, 07/25/59 (B)(D)	710,833
	Redwood Funding Trust, Series 2024-1, Class A
1,588,870	7.745%, 12/25/54 (B)(D)	1,613,193
	Redwood Funding Trust, Series 2025-1, Class A
2,918,671	7.584%, 05/27/55 (B)(D)	2,969,310
	RFS Asset Securitization II, Series 2024-1, Class E
2,500,000	14.782%, 07/15/31 (B)	2,489,007
	Roc Mortgage Trust, Series 2024-RTL1, Class M1
3,740,000	7.277%, 10/25/39 (A)(B)	3,729,169
	Rockford Tower CLO, Series 2017-3A, Class D
250,000	7.181%, TSFR3M + 2.912%, 10/20/30 (A)(B)	248,635
	Santander Bank, Series 2021-1A, Class E
700,000	6.171%, 12/15/31 (B)	696,640
	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class E
40,509	11.366%, 12/15/32 (B)	40,835
	Santander Drive Auto Receivables Trust, Series 2024-3, Class D
2,090,000	5.970%, 10/15/31	2,133,756

The accompanying notes are an intergral part of the financial statements.

| 5

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.6% (continued)
	SCF Equipment Leasing, Series 2022-2A, Class E
$3,750,000	6.500%, 06/20/35 (B)	$3,752,626
	SCF Equipment Leasing, Series 2023-1A, Class E
1,500,000	7.000%, 07/21/36 (B)	1,491,323
	SEB Funding, Series 2024-1A, Class A2
1,075,000	7.386%, 04/30/54 (B)	1,101,567
	Securitized Term Auto Receivables Trust, Series 2025-A, Class D
870,544	6.746%, 07/25/31 (B)	880,158
	Sierra Timeshare Receivables Funding, Series 2021-1A, Class D
186,640	3.170%, 11/20/37 (B)	182,344
	Sierra Timeshare Receivables Funding, Series 2023-1A, Class D
445,156	9.800%, 01/20/40 (B)	461,085
	Sierra Timeshare Receivables Funding, Series 2024-1A, Class D
554,386	8.020%, 01/20/43 (B)	566,540
	Stellar Jay Ireland DAC, Series 2021-1, Class A
175,852	3.967%, 10/15/41 (B)	170,022
	Stream Innovations Issuer Trust, Series 2024-2A, Class C
1,000,000	9.050%, 02/15/45 (B)	1,031,817
	Stream Innovations Issuer Trust, Series 2024-1A, Class C
4,500,000	11.400%, 07/15/44 (B)	4,939,237
	Sunnova Helios II Issuer, Series 2018-1A, Class A
131,737	4.870%, 07/20/48 (B)	123,005
	Sunnova Helios II Issuer, Series 2019-AA, Class A
405,586	3.750%, 06/20/46 (B)	371,209
	Sunnova Helios V Issuer, Series 2021-A, Class B
3,089,241	3.150%, 02/20/48 (B)	1,426,007
	Sunnova Helios X Issuer, Series 2022-C, Class C
2,640,181	6.000%, 11/22/49 (B)	1,221,837
	Sunnova Helios XIII Issuer, Series 2024-A, Class A
2,189,820	5.300%, 02/20/51 (B)	2,061,825
	Sunrun Atlas Issuer, Series 2019-2, Class A
1,446,313	3.610%, 02/01/55 (B)	1,359,589
	Sunrun Demeter Issuer, Series 2021-2A, Class A
257,522	2.270%, 01/30/57 (B)	225,093
	Sunrun Vulcan Issuer, Series 2021-1A, Class A
405,672	2.460%, 01/30/52 (B)	350,122
	Sycamore Tree CLO, Series 2024-1A, Class ER
3,750,000	11.110%, TSFR3M + 6.840%, 01/20/38 (A)(B)	3,722,010
	Symetra CLO, Series 2025-1A, Class E
4,000,000	10.031%, TSFR3M + 5.750%, 04/20/38 (A)(B)	3,945,052
	Textainer Marine Containers VII, Series 2021-1A, Class B
464,754	2.520%, 02/20/46 (B)	424,399
	Thunderbolt III Aircraft Lease, Series 2019-1, Class B
438,558	4.750%, 11/15/39 (B)	372,518

The accompanying notes are an intergral part of the financial statements.

6 |

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 64.6% (continued)
	TIC Home Improvement Trust, Series 2024-A, Class C
$1,145,000	11.730%, 10/15/46 (B)	$1,181,842
	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (B)	158,544
	TVC Mortgage Trust, Series 2024-RRTL1, Class M1
3,610,000	7.415%, 07/25/39 (B)(D)	3,622,235
	Vivint Solar Financing V, Series 2018-1A, Class A
959,210	4.730%, 04/30/48 (B)	906,998
	Volofin Finance Designated Activity, Series 2024-1A, Class B
1,135,131	6.211%, 06/15/37 (B)	1,143,451
	VStrong Auto Receivables Trust, Series 2023-A, Class C
2,845,000	8.040%, 02/15/30 (B)	3,022,050
	WAVE, Series 2019-1, Class C
2,929,908	6.413%, 09/15/44 (B)	1,987,983
	WAVE Trust, Series 2017-1A, Class A
1,006,174	3.844%, 11/15/42 (B)	935,741
	Willis Engine Structured Trust V, Series 2020-A, Class A
915,666	3.228%, 03/15/45 (B)	869,123
	Willis Engine Structured Trust VI, Series 2021-A, Class A
1,263,809	3.104%, 05/15/46 (B)	1,167,974
	Willis Engine Structured Trust VII, Series 2023-A, Class A
609,835	8.000%, 10/15/48 (B)	634,966
	Wingstop Funding, Series 2024-1A, Class A2
730,000	5.858%, 12/05/54 (B)	740,268
	Ziply Fiber Issuer, Series 2024-1A, Class B
3,797,000	7.810%, 04/20/54 (B)	3,949,517
	Ziply Fiber Issuer, Series 2024-1A, Class C
1,000,000	11.170%, 04/20/54 (B)	1,070,517
	Total Asset-Backed Securities
	(Cost $241,885,406)	265,215,536

Commercial Mortgage-Backed Obligations — 14.6%
	BANK, Series 2021-BN34, Class A5
1,000,000	2.438%, 06/15/63	858,927
	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.678%, 06/05/30 (A)(B)	1,393,600
	Benchmark Mortgage Trust, Series 2021-B31, Class A5
1,000,000	2.669%, 12/15/54	871,475
	BPR Trust, Series 2021-NRD, Class F
2,545,000	11.192%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,391,703
	BPR Trust, Series 2022-SSP, Class D
2,170,000	10.953%, TSFR1M + 6.631%, 05/15/39 (A)(B)	2,148,300
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
915,044	7.936%, TSFR1M + 3.614%, 11/15/31 (A)(B)	277,721

The accompanying notes are an intergral part of the financial statements.

| 7

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 14.6% (continued)
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
$2,228,132	8.936%, TSFR1M + 4.614%, 11/15/31 (A)(B)	$460,325
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	4.916%, 05/10/47 (A)(B)	4,289,924
	COMM Mortgage Trust, Series 2012-LC4, Class C
3,986	5.472%, 12/10/44 (A)	3,658
	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.472%, 12/10/44 (A)(B)	1,147,254
	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.292%, 10/15/45 (A)(B)	794,653
	COMM Mortgage Trust, Series 2014-UBS4, Class AM
762,000	3.968%, 08/10/47	726,872
	CSMC OA, Series 2014-USA, Class C
985,000	4.336%, 09/15/37 (B)	819,060
	CSMC OA, Series 2014-USA, Class D
660,000	4.373%, 09/15/37 (B)	499,014
	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (B)	2,983,876
	DC Commercial Mortgage Trust, Series 2023-DC, Class C
1,510,000	7.379%, 09/12/40 (A)(B)	1,554,150
	DC Commercial Mortgage Trust, Series 2023-DC, Class D
1,370,000	7.379%, 09/12/40 (A)(B)	1,399,833
	Extended Stay America Trust, Series 2021-ESH, Class F
2,552,658	8.137%, TSFR1M + 3.814%, 07/15/38 (A)(B)	2,520,750
	GS Mortgage Securities Trust, Series 2011-GC5, Class C
100,000	5.295%, 08/10/44 (A)(B)	86,800
	GS Mortgage Securities Trust, Series 2012-BWTR, Class A
3,790,357	2.954%, 11/05/34 (B)	3,261,787
	GS Mortgage Securities Trust, Series 2013-PEMB, Class A
1,005,000	3.668%, 03/05/33 (A)(B)	868,923
	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	4.009%, 07/10/46 (A)(B)	545,706
	GS Mortgage Securities Trust, Series 2014-GC22, Class D
3,000,000	4.726%, 06/10/47 (A)(B)	980,242
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B
3,440,000	5.101%, 09/10/38 (A)(B)	3,424,044
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (B)	3,333,475
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,307,269
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013- LC11, Class C
945,000	3.958%, 04/15/46 (A)	566,433

The accompanying notes are an intergral part of the financial statements.

8 |

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 14.6% (continued)
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B
$3,330,000	4.212%, 08/15/46 (A)	$2,240,091
	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.385%, 06/15/44 (A)(B)	2,772,366
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (A)(B)	1,996,250
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.425%, 10/15/30 (A)(B)	555,353
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
400,000	4.425%, 10/15/30 (A)(B)	168,000
	Starwood Retail Property Trust, Series 2014-STAR, Class A
342,670	7.500%, PRIME + 0.000%, 11/15/27 (A)(B)	222,598
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	7.500%, PRIME + 0.000%, 11/15/27 (A)(B)(E)	63,700
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,040,405	7.500%, PRIME + 0.000%, 11/15/27 (A)(B)(E)	15,202
	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.381%, 12/15/51 (A)	1,683,267
	VOLT XCIV, Series 2021-NPL3, Class A2
1,758,339	8.949%, 02/27/51 (B)(D)	1,757,637
	VOLT XCVI, Series 2021-NPL5, Class A2
684,236	8.826%, 03/27/51 (B)(D)	683,668
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.219%, 06/15/49 (A)	2,667,231
	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C
500,000	4.250%, 11/15/59 (A)	421,007
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
854,828	6.050%, 03/15/44 (A)(B)	342,273
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
516,262	5.149%, 06/15/44 (A)(B)	486,784
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	5.149%, 06/15/44 (A)(B)	1,529,304
	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C
2,130,000	4.456%, 12/15/45 (A)	1,708,260
	Total Commercial Mortgage-Backed Obligations
	(Cost $70,958,320)	59,828,765

Residential Mortgage-Backed Obligations — 9.9%
	Alternative Loan Trust, Series 2004-J3, Class 1A1
163,432	5.500%, 04/25/34	163,501

The accompanying notes are an intergral part of the financial statements.

| 9

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 9.9% (continued)
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
$164,956	6.000%, 09/25/34	$166,524
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
91,323	5.750%, 01/25/35	90,258
	Alternative Loan Trust, Series 2004-14T2, Class A11
148,275	5.500%, 08/25/34	147,899
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
237,208	5.500%, 10/25/33	237,502
	Banc of America Funding Trust, Series 2005-7, Class 3A1
234,754	5.750%, 11/25/35	236,519
	Banc of America Funding Trust, Series 2007-4, Class 5A1
52,945	5.500%, 11/25/34	46,049
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
181,072	6.846%, 08/25/34 (A)	169,840
	CIM TRUST, Series 2022-R2, Class A1
761,778	3.750%, 12/25/61 (A)(B)	721,770
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
420,932	6.086%, 08/25/35 (A)	336,642
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
126,477	7.312%, 09/25/34 (A)(B)	112,960
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
223,142	6.310%, T1Y + 2.400%, 11/25/35 (A)(B)	212,256
	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	875,464
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	7.454%, SOFR30A + 3.100%, 10/25/41 (A)(B)	741,636
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
522,971	6.160%, 12/25/33 (D)	514,976
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
45,535	4.791%, TSFR1M + 0.464%, 06/25/34 (A)	40,630
	FHLMC POOL, Series 2023-2326
6,920,000	4.450%, 12/01/32	6,831,225
	FHLMC REMIC, Series 2023-5365, Class LY
3,110,000	6.500%, 12/25/53	3,286,678
	FHLMC STACR REMIC Trust, Series 2022-DNA7, Class M1B
1,845,000	9.354%, SOFR30A + 5.000%, 03/25/52 (A)(B)	1,987,800
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
520,665	5.877%, 10/25/34 (A)	495,399
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
798,990	3.766%, 08/25/35 (A)	566,202
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
751,933	6.000%, 09/25/34	778,639
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
56,270	6.000%, 10/25/37	52,677

The accompanying notes are an intergral part of the financial statements.

10 |

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 9.9% (continued)
	Lehman XS Trust, Series 2006-2N, Class 1A1
$407,423	4.961%, TSFR1M + 0.634%, 02/25/46 (A)	$356,221
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
646,131	4.535%, 03/25/35 (A)	589,908
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
324,936	7.011%, 04/25/36 (A)	311,017
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
162,863	5.250%, 11/25/33	162,540
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
1,603,190	5.500%, 03/25/34	1,454,136
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
122,269	5.500%, 06/25/34	122,643
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
201,966	6.000%, 06/25/34	205,891
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
439,795	6.000%, 09/25/34	438,494
	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	602,104
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
99,203	5.500%, 11/25/35	90,890
	PRPM, Series 2020-4, Class A2
1,471,676	9.193%, 10/25/25 (B)(D)	1,467,889
	PRPM, Series 2021-4, Class A2
593,730	7.474%, 04/25/26 (B)(D)	591,977
	PRPM, Series 2024-2, Class A1
1,040,976	7.026%, 03/25/29 (B)(D)	1,043,134
	PRPM, Series 2024-5, Class A2
3,730,000	9.076%, 09/25/29 (B)(D)	3,715,140
	PRPM, Series 2025-2, Class A2
4,085,000	9.560%, 05/25/30 (B)(D)	4,095,944
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,406,291	5.246%, 03/25/35 (A)	872,479
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
2,613,795	4.751%, TSFR1M + 0.424%, 07/25/35 (A)	1,522,624
	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	926,974
	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	423,153
	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.749%, 12/25/58 (A)(B)	763,882
	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,800,231
	Total Residential Mortgage-Backed Obligations
	(Cost $41,950,165)	40,370,317

The accompanying notes are an intergral part of the financial statements.

| 11

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Corporate Obligations — 1.4%
	Gitsit Solutions
$2,875,000	8.000%, 11/15/29 (B)	$2,884,775
	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,847,600
	Total Corporate Obligations
	(Cost $5,874,906)	5,732,375

Other Investment — 0.0%
	ECAF I BLOCKER Ltd.
900	03/15/40 (C)(E)	—
	Total Other Investment
	(Cost $9,000,000)	—

Shares
Short-Term Investment — 10.7%
	First American Treasury Obligations Fund, X Class
44,081,113	4.240% (F)	44,081,113
	Total Short-Term Investment
	(Cost $44,081,113)	44,081,113
	Total Investments — 101.2%
	(Cost $413,749,910)	415,228,106
	Other Assets and Liabilities, net — (1.2)%	(4,872,063)
	Net Assets — 100.0%	$410,356,043

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at April 30, 2025, was $309,788,710, representing 76.0% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.
(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	The rate reported is the 7-day effective yield as of April 30, 2025.

The accompanying notes are an intergral part of the financial statements.

12 |

Portfolio of Investments — as of April 30, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

T1Y — Secured Overnight Financing 12 Month

TSFR1M — Term Secured Overnight Financing Rate 1 Months

TSFR3M — Term Secured Overnight Financing Rate 3 Months

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025, at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Asset-Backed Securities	$—	$265,215,536	$—		$265,215,536
Commercial Mortgage-Backed Obligations	—	59,749,863	78,902		59,828,765
Residential Mortgage-Backed Obligations	—	40,370,317	—		40,370,317
Corporate Obligations	—	5,732,375	—		5,732,375
Other Investment	—	—	—	^	—	^
Short-Term Investment	—	44,081,113	—		44,081,113
Total Investments in Securities	$—	$415,149,204	$78,902		$415,228,106

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes security valued at zero.

For the period ended April 30, 2025, there have been no significant changes to the Fund’s fair value methodologies.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an intergral part of the financial statements.

| 13

Statement of Assets and Liabilities (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS
Investments at cost	$413,749,910
Investments at value	$415,228,106
Interest receivable	1,801,485
Receivable from Investment Adviser	4,459
Prepaid expenses	15,840
TOTAL ASSETS	417,049,890
LIABILITIES
Payable for securities purchased	6,584,701
Administration fees payable	40,274
Trustees’ fees payable	4,628
Chief Compliance Officer fees payable	3,003
Other accounts payable and accrued expenses	61,241
TOTAL LIABILITIES	6,693,847
NET ASSETS	$410,356,043
NET ASSETS CONSIST OF:
Paid-in capital	$402,700,630
Total distributable earnings	7,655,413
NET ASSETS	$410,356,043
Institutional Class:
Net assets	$410,356,043
Outstanding shares of beneficial interest (unlimited authorization - no par value)	38,089,322
Net asset value, offering and redemption price per share	$10.77

The accompanying notes are an integral part of the financial statements.

14 |

Statement of Operations (Unaudited)

For the six-months ended April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME
Interest	$16,423,095
Total Income	16,423,095

Expenses
Administration fees	235,492
Trustees’ fees	10,416
Chief Compliance Officer fees	5,171
Audit fees	38,723
Pricing fees	35,593
Transfer agent fees	31,006
Legal fees	19,856
Registration fees	15,429
Custodian fees	13,889
Shareholder reporting fees	8,728
Other expenses	9,583
Total expenses	423,886

Less:
Reimbursement of expenses (Refer to Note 5)	(31,232)
Net Expenses	392,654
Net investment income	16,030,441

NET REALIZED AND UNREALIZED GAIN/LOSS
Net realized loss on investments	(47,658)
Net change in unrealized appreciation on investments	15,207,105
Net realized and unrealized gain	15,159,447

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,189,888

The accompanying notes are an integral part of the financial statements.

| 15

Statements of Changes in Net Assets

Loomis Sayles Full Discretion Institutional Securitized Fund

	Six-Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
FROM OPERATIONS:
Net investment income	$16,030,441	$29,956,734
Net realized gain/(loss)	(47,658)	3,300,607
Net change in unrealized appreciation	15,207,105	27,801,096
Net increase in net assets resulting from operations	31,189,888	61,058,437

DISTRIBUTIONS:	(16,300,898)	(26,565,252)

CAPITAL SHARE TRANSACTIONS:(1)
Issued	2,900,000	6,750,000
Reinvestment of distributions	16,300,898	26,565,252
Redeemed	–	(3,803,265)
Net increase in net assets from capital share transactions	19,200,898	29,511,987
Net increase in net assets	34,089,888	64,005,172
NET ASSETS:
Beginning of the period	376,266,155	312,260,983
End of the period	$410,356,043	$376,266,155

(1)	For share transactions, see Note 6 in Notes to Financial Statements.

Amounts designated as “-“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16 |

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Financial Highlights

For a share outstanding throughout the years or period

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain/(loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Return of capital
04/30/25@	$10.37	$0.43	$0.41	$0.84	$(0.39)	$(0.05)	$–
10/31/24	9.37	0.86	0.90	1.76	(0.76)	—	–
10/31/23	9.31	0.64	0.07	0.71	(0.65)	—	–
10/31/22	10.55	0.46	(1.11)	(0.65)	(0.49)	(0.10)	–
10/31/21	10.12	0.55	0.44	0.99	(0.47)	(0.09)	–
10/31/20	11.03	0.54	(0.87)	(0.33)	(0.56)	(0.02)	–

(a)	Per share data calculated using average shares method.
(b)	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Had certain expenses not been waived/reimbursed during the year, if applicable, total returns would have been lower.
@	For the six-months ended April 30, 2025 (Unaudited).

Amounts designated as “-“ are $0 or have been rounded to $0.

18 |

Total distributions	Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000's)	Ratio of expenses to average net assets (%)	Ratio of expenses to average net assets (excluding waivers, reimbursements and fees paid indirectly) (%)	Ratio of net investment income to average net assets (%)	Portfolio turnover rate (%)
$(0.44)	$10.77	8.20	$410,356	0.20	0.22	8.16	23
(0.76)	10.37	19.46	376,266	0.20	0.24	8.66	39
(0.65)	9.37	7.81	312,261	0.20	0.27	6.76	23
(0.59)	9.31	(6.36)	277,830	0.20	0.27	4.67	19
(0.56)	10.55	10.01	254,802	0.20	0.26	5.28	42
(0.58)	10.12	(3.00)	235,775	0.20	0.26	5.20	32

The accompanying notes are an integral part of the financial statements.

| 19

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

1.       Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.       Significant Accounting Policies. The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

a.       Use of Estimates. The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b.       Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

20 |

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Loomis, Sayles & Company, L.P. (the “Adviser”) and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

| 21

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

c.       Federal and Foreign Income Taxes. It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

d.       Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

22 |

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

e.       Expenses. Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

f.       Dividends and Distributions to Shareholders. The Fund declares its dividends monthly and distributes its net investment income, if any, at least monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

g.       Illiquid Securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3.       Transactions with Affiliates. Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.       Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-months ended April 30, 2025, the Fund paid $235,492 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

| 23

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent for the Fund under the transfer agency agreement with the Trust.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.       Investment Advisory Agreement. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund. If advisory fee were charged within the Fund, the total return would have been lower.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board. Refer to reimbursement of expenses on the Statement of Operations for fees waived for the six-months ended April 30, 2025.

6.       Capital Shares.

	Six-Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
SHARE TRANSACTIONS:
Issued	268,022	696,439
Reinvestment of distributions	1,520,168	2,667,039
Redeemed	—	(388,984)
Net share transactions	1,788,190	2,974,494

7.       Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the six-months ended April 30, 2025, were as follows:

	U.S. Government	Other
Purchases	$–	$80,993,182
Sales	$4,419,688	$95,357,653

8.       Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and collateralized loan obligation basis adjustment. There is no permanent difference in current year that would require a charge or credit to distributable earnings or paid in capital accounts.

24 |

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

The tax character of dividends and distributions for the Fund declared during the year ended October 31, 2024 and the year ended October 31, 2023, were as follows:

	Ordinary Income	Return of Capital	Total
2024	$26,565,252	$–	$26,565,252
2023	20,648,582	–	20,648,582

As of October 31, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$3,080,344
Net Unrealized Depreciation	(8,044,345)
Other Temporary Differences	(2,269,576)
Total Accumulated Losses	$(7,233,577)

Other temporary differences primarily consist of book/tax differences on distribution payable which are temporary adjustments for Federal income tax purposes in the current year. The Fund had no capital loss carryforwards at October 31, 2024.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2025, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$413,749,910	$29,654,896	$(28,176,700)	$1,478,196

Federal tax cost varies primarily due to the collateralized loan obligations.

9.       Risks.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

| 25

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Interest Rate Risk. As with most funds that invest in fixed-income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed-income securities (especially those with longer maturities and durations) and the Fund’s share price to fall.

A related risk is basis risk, which is the risk that a change in prevailing interest rates will change the price of a company’s interest-bearing liabilities disproportionately to the price of interest-bearing assets. This would have the effect of increasing liabilities and decreasing assets, resulting in a loss.

Credit Risk. The credit rating or financial condition of an issuer may affect the value of a fixed-income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Concentration Risk. Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

Inflation/Deflation Risk. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

26 |

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

High Yield Bond Risk. High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Some may even be in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately.

Generally, the lower rated the security, as determined by rating agencies, the more vulnerable the security is to nonpayment. Securities rated below “B” are often dependent upon favorable financial and business conditions to meet their financial obligations, or may lack the capacity to make payments regardless of financial and business conditions. Default becomes more likely over the long or short term the lower rated the security.

Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. The value of mortgage-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. Rising interest rates tend to extend the maturities of mortgage-backed securities, causing the securities to exhibit additional volatility and their value to decrease more significantly. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

| 27

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund may invest in residential mortgage-backed securities that represent interests in pools of adjustable rate mortgages (“ARMs”), including payment option ARMs. Payment option ARMs give the borrower the option to pay less than the interest only amount, resulting in an increase in the principal balance of a loan as interest owed is added to the principal (known as “negative amortization payments”). While such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument and make the instrument more affordable to the borrower in the short term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

The Fund may invest a substantial amount of its assets in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, including extension and prepayment risks, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities, such as credit card receivables, may not have the benefit of an underlying physical asset or security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of the collateral may also be insufficient to cover the principal amount.

28 |

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to the market’s perception of the credit worthiness of the issuers. Mortgage-backed and asset-backed securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or will default on payments. Such a risk is generally higher in the case of mortgage-backed securities that include so-called ‘sub-prime’ or “Alt-A” loans, which are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. There is also a risk that the value of the underlying asset (e.g., a home) securing an obligation may not be sufficient to cover the amount of the obligation. Residential mortgage-backed securities in which the Fund may invest may have a loan to value ratio which exceeds 100%, meaning that the mortgage amount is greater than the appraised value of the underlying property. Certain commercial mortgage-backed securities may be backed by pools of mortgages of properties that have special purposes, which may be difficult to sell or liquidate.

Credit Crisis Liquidity Risk. Certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions (acquisition of a company using a substantial amount of debt and loans), mortgage- and asset-backed securities, and short-term asset-backed commercial paper, became very illiquid in the latter half of 2007. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions, and the above factors, may make valuation uncertain and/or result in sudden and significant valuation declines.

Collateralized Loan Obligations (“CLOs”) Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described above. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO’s expenses.

| 29

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Structured Notes Risk. Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.

A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, the Government National Mortgage Association (“Ginnie Mae”) pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

30 |

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Agency Securities Risk. Certain obligations issued by U.S. government-sponsored agencies are backed solely by that agency’s own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

Foreign Security Risk. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax more frequently on capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover.

| 31

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

State-Specific Risk. While the Fund does not expect to invest in single state pools of mortgages, underlying properties of mortgages of certain states may represent a significant percentage of the underlying mortgages in which the Fund invests as a whole. When the Fund invests in this manner, it is subject to the risk that the economy of the states in which it invests, and the value of properties within the states, may decline. Investing significantly in securities whose values are economically tied to a single state means that the Fund is more exposed to negative political or economic events affecting that state than a fund that invests more widely. Certain states have experienced significant declines in property values in recent years.

It is anticipated that the Fund will invest more than 25% of its assets in mortgage-backed securities with underlying properties in California. Investing in such a manner subjects the Fund to economic conditions and government policies within California. As a result, the Fund may be more susceptible to factors that adversely affect the California property, housing and mortgage markets than a mutual fund that does not have as great a concentration in California.

The foregoing is not intended to be a complete discussion of all risks as associated with the investment strategies of the Fund. Please refer to the Fund’s current prospectus and Statement of Additional Information for a discussion of the risks associated with investing in the Fund.

10.       Concentration of Shareholders. At April 30, 2025, 75% of Institutional Class total shares outstanding were held by three shareholders of record owning 10% or greater of the aggregate total shares outstanding.

11.       Indemnifications. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.       Recent Accounting Pronouncement. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

32 |

Notes to Financial Statements (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

13.       Subsequent Events. The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

| 33

Other Information (Form N-CSRS Items 8-11) (Unaudited)

April 30, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

34 |

Notes

Notes

Notes

LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, Missouri 64121-9009

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025